Note Payable – Related Party (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 26, 2022	Sep. 30, 2020	Dec. 31, 2022	Oct. 01, 2022
Note Payable – Related Party [Abstract]
Principal amount		$ 1,260,000	$ 5,880,345
Vested principal, description			Payment of the principal and accrued interest on the note was subject to vesting. As of December 31, 2021, the vested principal and accrued interest balance of the related party note was $1,001,183 and $103,156, respectively.
Description of conversion agreement	the Company and 1847 Cabinet entered into a conversion agreement with the Kyle’s Sellers, pursuant to which they agreed to convert $797,221 of the vesting note into 1,899 common shares of the Company at a conversion price of $420.00 per share.
Extinguishment of debt			$ 303,706
Conversion agreement				$ 558,734
Vested principal			362,779
Accrued interest			$ 203,291